INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income tax expense is as follows:

	2013 $	2012 $	2011 $

Net Income (loss) for the year	(517,537)	(79,646)	192,626
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	8,962	15,250	—
Change in estimates	(2,268)	(7,259)	-
Change enacted of tax rate	(2,702)	-	6,818
Functional currency adjustments	(10,985)	(2,022)	-
Foreign tax rate differential	(53,640)	(84,074)	8,477
Others	-	-	(11,461)
Change in valuation allowance	64,490	127,389	50,752
Income tax expense (recovery)	3,857	(49,284)	54,586

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets (liabilities) at December 31, 2013 and 2012 are comprised of the following:

	2013	2012
	$	$

Non-capital loss carryforwards	413,959	357,624
Capital losses	-	744
Equipment and furniture	2,008	1,219
Others	(1,286)	(5,539)
	414,681	354,048
Valuation allowance	(414,681)	(350,191)
Net deferred tax assets	-	3,857

Schedule Of Non Operating Loss Carryforward [Table Text Block]
The Company has non capital loss carryforwards of approximately $243,434 (2011: $288,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	121,699
2029	62,653
2032	59,082
243,434

Summary of Operating Loss Carryforwards [Table Text Block]
The Company has net operating loss carryforwards of approximately $1,353,337 (2012: $1,109,400) which may be carried forward to apply against future year income tax for Chinese income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2016	924,258
2017	221,591
2018	207,488
1,353,337